Redeemable Convertible Preferred Stock (Details) - Schedule of redeemable convertible preferred stock - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Preferred Stock Authorized	53,340,636	53,340,636	53,340,636
Preferred Stock Issued and Outstanding	35,537,077	36,756,498	36,756,498
Carrying Value (in Dollars)	$ 197,463	$ 198,195	$ 183,513
Liquidation Value (in Dollars)	$ 197,463	$ 198,195	$ 183,513
Common Stock Issuable Upon Conversion	35,537,077	36,756,498	36,756,498
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Stock Authorized	2,500,000	2,500,000	2,500,000
Preferred Stock Issued and Outstanding	2,500,000	2,500,000	2,500,000
Carrying Value (in Dollars)	$ 9,537	$ 9,170	$ 8,491
Liquidation Value (in Dollars)	$ 9,537	$ 9,170	$ 8,491
Common Stock Issuable Upon Conversion	2,500,000	2,500,000	2,500,000
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Stock Authorized	5,066,637	5,066,637	5,066,637
Preferred Stock Issued and Outstanding	5,066,637	5,066,637	5,066,637
Carrying Value (in Dollars)	$ 15,722	$ 15,118	$ 13,998
Liquidation Value (in Dollars)	$ 15,722	$ 15,118	$ 13,998
Common Stock Issuable Upon Conversion	5,066,637	5,066,637	5,066,637
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Stock Authorized	9,438,744	9,438,744	9,438,744
Preferred Stock Issued and Outstanding	9,438,744	9,438,744	9,438,744
Carrying Value (in Dollars)	$ 20,859	$ 20,057	$ 18,571
Liquidation Value (in Dollars)	$ 20,859	$ 20,057	$ 18,571
Common Stock Issuable Upon Conversion	9,438,744	9,438,744	9,438,744
Series D Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred Stock Authorized	36,335,255	36,335,255	36,335,255
Preferred Stock Issued and Outstanding	18,531,696	19,751,117	19,751,117
Carrying Value (in Dollars)	$ 151,345	$ 153,850	$ 142,453
Liquidation Value (in Dollars)	$ 151,345	$ 153,850	$ 142,453
Common Stock Issuable Upon Conversion	18,531,696	19,751,117	19,751,117